Property, Plant & Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment, excluding underlying asset - gross	$ 32,911	$ 31,504
Less: Accumulated depreciation, excluding underlying asset	22,968	21,726
Property, plant, and equipment, excluding underlying asset	9,943	9,778	$ 10,359
Rental machines	265	523
Less: Accumulated depreciation - rental machines	168	292
Rental machines - net	97	232
Property, plant and equipment - net (Note L)	10,040	10,010
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment, excluding underlying asset - gross	381	365
Buildings and building and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment, excluding underlying asset - gross	9,416	9,364
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment, excluding underlying asset - gross	19,419	18,054
Production, engineering, office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment, excluding underlying asset - gross	$ 3,695	$ 3,721